Financial Instruments - Summary of Exchange Rate Exposure (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Assets	$ 900.6
Liabilities	3,010.6
US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets	1,469.6
Liabilities	1,869.9
Currency commitments	0.0
Net position before hedging	(400.3)
Off-balance sheet positions	0.0
Net position after hedging	(400.3)
EUR [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets	71.9
Liabilities	167.7
Currency commitments	0.0
Net position before hedging	(95.8)
Off-balance sheet positions	0.0
Net position after hedging	$ (95.8)